Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of LTI Grants
Our practice has been to grant LTI equity awards on a predetermined schedule. As part of our annual performance and compensation review process, the Committee reviews and approves annual equity awards (inclusive of Stock Options, Restricted Stock Units and Performance Share Units) at the first quarterly meeting of each fiscal year, which occurs after the announcement of our annual results. Beginning in 2024, the grant date for annual equity awards has been established as March 1 of each year, which typically follows the filing of our Annual Report on Form
10-K
by a week or more. The intention of this timing was to choose a consistent date that would be at least a week removed from the announcement of annual results and filing of the
Form 10-K.
In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
For stock option awards, the exercise price is the closing sale price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading
day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant.
As required by Item 402(x) of Regulation
S-K
under the Securities Exchange Act of 1934, we are providing the following information about the stock options granted to our NEOs on March 1, 2024, which is within four business days before our filing of a Form
8-K
on March 5, 2024, disclosing information to be presented by our executives to investors at the Raymond James Institutional Investors Conference:

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between
the Trading Day Ending
Immediately Prior to the
Disclosure of Material Nonpublic
Information and the Trading Day
Beginning Immediately Following
the Disclosure of Material
Nonpublic Information

Engel	3/1/2024	29,146	$152.07	$2,099,969	2.7%

Schulz	3/1/2024	7,564	$152.07	$ 544,986	2.7%

Geary	3/1/2024	5,205	$152.07	$ 375,020	2.7%

Squires	3/1/2024	5,205	$152.07	$ 375,020	2.7%

Khurana	3/1/2024	4,164	$152.07	$ 300,016	2.7%

Award Timing Method	Beginning in 2024, the grant date for annual equity awards has been established as March 1 of each year, which typically follows the filing of our Annual Report on Form
10-K
by a week or more. The intention of this timing was to choose a consistent date that would be at least a week removed from the announcement of annual results and filing of the
Form 10-K.
	In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Engel [Member]
Awards Close in Time to MNPI Disclosures
Name		Engel
Underlying Securities | shares		29,146
Exercise Price | $ / shares		$ 152.07
Fair Value as of Grant Date | $		$ 2,099,969
Underlying Security Market Price Change		0.027
Schulz [Member]
Awards Close in Time to MNPI Disclosures
Name		Schulz
Underlying Securities | shares		7,564
Exercise Price | $ / shares		$ 152.07
Fair Value as of Grant Date | $		$ 544,986
Underlying Security Market Price Change		0.027
Geary [Member]
Awards Close in Time to MNPI Disclosures
Name		Geary
Underlying Securities | shares		5,205
Exercise Price | $ / shares		$ 152.07
Fair Value as of Grant Date | $		$ 375,020
Underlying Security Market Price Change		0.027
Squires [Member]
Awards Close in Time to MNPI Disclosures
Name		Squires
Underlying Securities | shares		5,205
Exercise Price | $ / shares		$ 152.07
Fair Value as of Grant Date | $		$ 375,020
Underlying Security Market Price Change		0.027
Khurana [Member]
Awards Close in Time to MNPI Disclosures
Name		Khurana
Underlying Securities | shares		4,164
Exercise Price | $ / shares		$ 152.07
Fair Value as of Grant Date | $		$ 300,016
Underlying Security Market Price Change		0.027